ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Operating revenues	$ 445,538	$ 11,548	$ 106,868
Operating costs and expenses	(474,580)	(288,764)	(298,441)
Operating loss	(29,042)	(277,216)	(191,573)
Non-operating expenses:
Foreign exchange losses, net	642	2,390	6,257
Total non-operating expenses, net	(117,123)	(83,709)	(110,886)
Income tax expense	81	(382)	457
Net loss	(146,084)	(361,307)	(302,002)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Operating revenues	0	0	0
Operating costs and expenses	0	(12)	0
Operating loss	0	(12)	0
Non-operating expenses:
Foreign exchange losses, net	(2)	(2)	(1)
Share of results of subsidiaries	(133,515)	(326,437)	(252,554)
Total non-operating expenses, net	(133,517)	(326,439)	(252,555)
Loss before income tax	(133,517)	(326,451)	(252,555)
Income tax expense	0	0	0
Net loss	$ (133,517)	$ (326,451)	$ (252,555)